Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of detailed information about property, plant and equipment

							2024
	Lands, dams and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (i)	Other	Total
Balance at the beginning of the year
Cost	1,710,083	2,896,565	512,925	219,449	215,913	44,601	5,599,536
Accumulated depreciation and impairment	(795,717)	(2,048,145)	(67,485)	(139,088)	(94,153)	(16,334)	(3,160,922)
Balance at the beginning of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Additions	-	667	276,839	45,891	-	85	323,482
Disposals and write-offs	(23)	(3,408)	(8,984)	-	(4,111)	(53)	(16,579)
Depreciation	(104,929)	(113,679)	-	(5,221)	(834)	(1,201)	(225,864)
Impairment (loss) reversal of long-lived assets - note 31	12,147	964	(7,149)	1,495	(50,197)	336	(42,404)
Divestments – note 1 (a)	(2,990)	(4,265)	(290)	(1,377)	(4,150)	(381)	(13,453)
Foreign exchange effects	(163,559)	(133,501)	(34,196)	(16,857)	(2,946)	(4,369)	(355,428)
Remeasurement	-	-	-	(9,947)	-	-	(9,947)
Transfers	243,150	112,594	(357,948)	-	30	1,261	(913)
Balance at the end of the year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Cost	1,673,095	2,515,318	381,216	204,903	208,627	34,978	5,018,137
Accumulated depreciation and impairment	(774,933)	(1,807,526)	(67,504)	(110,558)	(149,075)	(11,033)	(2,920,629)
Balance at the end of the year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Average annual depreciation rates %	4	9	-	UoP	UoP

							2023
	Lands, dams and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligation	Mining projects (i)	Other	Total
Balance at the beginning of the year
Cost	1,512,360	2,636,582	521,191	200,665	221,077	44,094	5,135,969
Accumulated depreciation and impairment	(671,028)	(1,870,591)	(65,386)	(125,118)	(92,652)	(15,919)	(2,840,694)
Net balance at the beginning of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275
Additions	113	953	309,039	318	-	45	310,468
Disposals and write-offs	-	(212)	(3,834)	-	-	(43)	(4,089)
Depreciation	(90,258)	(121,004)	-	(5,165)	(1,372)	(1,212)	(219,011)
Impairment loss of long-lived assets - note 31	(16,857)	(27,748)	(10,890)	(6,691)	(7,257)	(2,513)	(71,956)
Foreign exchange effects	47,840	43,495	18,088	4,698	1,502	1,455	117,078
Remeasurement	-	-	-	11,654	-	-	11,654
Transfers	132,196	186,945	(322,768)	-	462	2,360	(805)
Balance at the end of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Cost	1,710,083	2,896,565	512,925	219,449	215,913	44,601	5,599,536
Accumulated depreciation and impairment	(795,717)	(2,048,145)	(67,485)	(139,088)	(94,153)	(16,334)	(3,160,922)
Balance at the end of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Average annual depreciation rates %	4	9	-	UoP	UoP

(i) Only the amounts of the operating unit Atacocha are being depreciated under the UoP method.